As filed with the Securities and Exchange Commission on July 23, 2004
Registration Nos.

33-88460
811-08946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No	☐
Post-Effective Amendment No. 27	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 108	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3743
(Depositor’s Telephone Number, including Area Code)
Diane N. Ledger
Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Copies of all communications to:

Diane N. Ledger	Ruth Epstein, Esq
Pacific Life Insurance Company	Dechert LLP
P.O. Box 9000	1775 Eye Street, N.W
Newport Beach, CA 92658-9030	Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on July 23, 2004, pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on ___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Portfolios Variable Annuity individual flexible premium variable annuity contracts.

Filing Fee: None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A
Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC PORTFOLIOS

4.	Condensed Financial Information	YOUR INVESTMENT OPTIONS — Variable Investment Option Performance; ADDITIONAL INFORMATION — Financial Statements; FINANCIAL HIGHLIGHTS

5.	General Description of Registrant, Depositor and Portfolio Companies	AN OVERVIEW OF PACIFIC PORTFOLIOS; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life, — Separate Account A; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; ADDITIONAL INFORMATION — Voting Rights

6.	Deductions	AN OVERVIEW OF PACIFIC PORTFOLIOS; FEE TABLE; HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Optional Withdrawals

7.	General Description of Variable Annuity Contracts	AN OVERVIEW OF PACIFIC PORTFOLIOS; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; RETIREMENT BENEFITS AND OTHER PAYOUTS — Choosing Your Annuity Option, — Your Annuity Payments, — Death Benefits; OTHER OPTIONAL RIDERS; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, — Changes to ALL Contracts, — Inquiries and Submitting Forms and Requests, — Timing of Payments and Transactions

8.	Annuity Period	RETIREMENT BENEFITS AND OTHER PAYOUTS

9.	Death Benefit	RETIREMENT BENEFITS AND OTHER PAYOUTS — Death Benefits

10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC PORTFOLIOS; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life; THE GENERAL ACCOUNT — Withdrawals and Transfers

11.	Redemptions	AN OVERVIEW OF PACIFIC PORTFOLIOS; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions; THE GENERAL ACCOUNT — Withdrawals and Transfers

12.	Taxes	CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX STATUS

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Item No.		Statement of Additional Information Heading

15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	Not Applicable

18.	Services	Not Applicable

19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer programs

20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc.

21.	Calculation of Performance Data	PERFORMANCE

22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

This Amendment No. 27 to the Registration Statement on Form N-4 (File Nos. 033-88460, 811-08946) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the Registration Statement. This Amendment does not otherwise delete, amend, or supersede any Prospectus, Statement of Additional Information, exhibit, or other information contained in Post-Effective Amendment No. 26 filed on June 1, 2004.

PROSPECTUS

(included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0000892569-04-000566 filed on April 30, 2004, Accession No. 0001193125-04-075606 filed on April 30, 2004, Accession No. 0001193125-04-096999 filed on June 1, 2004 and Accession No. 0000892569-04-000762 filed on June 29, 2004 and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION

(included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0000892569-04-000566 filed on April 30, 2004, Accession No. 0001193125-04-075606 filed on April 30, 2004, Accession No. 0001193125-04-096999 filed on June 1, 2004 and Accession No. 0000892569-04-000762 filed on June 29, 2004 and incorporated by reference herein.)

Supplement dated July 23, 2004 to the Prospectus dated May 1, 2004 for the Pacific Portfolios variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectus as follows:

AN OVERVIEW OF PACIFIC PORTFOLIOS-Optional Riders is amended.	The third paragraph in Guaranteed Protection Advantage (GPA) Rider subsection is replaced with the following:

You should consult a qualified adviser for complete information and advice before purchasing the GPA Rider.

The Guaranteed Income Advantage (GIA) Rider subsection is replaced with the following:

Guaranteed Income Advantage (GIA) Rider
The optional Guaranteed Income Advantage (GIA) Rider is only available until the date the GIA 5 Rider becomes available in your state. You may buy the GIA Rider on the Contract Date or on any Contract Anniversary. Ask your registered representative about its current availability.

If you buy the GIA Rider within 60 days after the Contract Date or within 30 days after a Contract Anniversary Date, we will make the Effective Date of the GIA Rider coincide with that Contract Date or Contract Anniversary.

AN OVERVIEW OF PACIFIC PORTFOLIOS-Periodic Expenses is amended.	The section is amended by adding the following to Footnote 13:

If the Effective Date of the Rider is before March 1, 2004, the Income Access Rider Annual Charge is currently equal to 0.30% of Contract Value.

PURCHASING YOUR CONTRACT AND OPTIONAL RIDERS-Purchasing the Guaranteed Protection Advantage 5 (GPA 5) Rider is amended.	The second paragraph in the section is replaced with the following:

The Rider will automatically terminate at the end of the Term, or, if earlier on:

• the Contract Anniversary immediately following the date any portion of the Adjusted Contract Value is no longer invested in an asset allocation program established and maintained by us for the Rider,

• the Contract Anniversary immediately following the date we receive notification from the Owner to terminate the Rider,

• the date a full withdrawal of the amount available for withdrawal is made under the Contract,

• the date of first death of an Owner or the date of death of the last surviving Annuitant,

• the date the Contract is terminated according to the provisions of the Contract, or

• the Annuity Date.

PURCHASING YOUR CONTRACT AND OPTIONAL RIDERS-Purchasing the Guaranteed Income Advantage (GIA) Rider is amended.	The following is added to the first paragraph in the section.

The GIA Rider is only available for purchase until the date the GIA 5 Rider becomes available in your state. Ask your registered representative about its current availability.

The last paragraph in the section is replaced with the following:

If you buy the GIA Rider within 60 days after the Contract Date or within 30 days after a Contract Anniversary Date, we will make the Effective Date of the GIA Rider coincide with that Contract Date or Contract Anniversary.

PURCHASING YOUR CONTRACT AND OPTIONAL RIDERS-Purchasing the Income Access Rider is amended.	The second and third paragraphs in the section are replaced with the following:

You cannot request a termination of the Rider, but the Rider will automatically end on the earliest of:

• the Contract Anniversary immediately following the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for this Rider,

• the Contract Anniversary immediately following the day the Remaining Protected Balance is reduced to zero,

• the day of the first death of an Owner or the date of death of the sole surviving Annuitant, except as otherwise provided in the paragraph below,

• the day the Contract is terminated in accordance with the provisions of the Contract, except as otherwise provided in the paragraph below, or

• the Annuity Date.

The Rider and the Contract will not terminate on the first death of an Owner or death of the sole surviving Annuitant, or the day the Contract is terminated in accordance with the provision of the Contract if, at the time of those events, the Contract Value is zero and we are making pre-authorized withdrawals of the Remaining Protected Balance under the provisions of the Rider. If we are making pre-authorized withdrawals, the Contract will terminate on the Contract Anniversary immediately following the day the Remaining Protected Balance is zero.

HOW YOUR INVESTMENTS ARE ALLOCATED-Transfers is amended.	The second paragraph in the section is deleted.

CHARGES, FEES AND DEDUCTIONS-Withdrawal Charge is amended.	The first paragraph in the section is replaced with the following:

No sales charge is imposed on any Purchase Payment. Your Purchase Payments may, however, be subject to a withdrawal charge. This charge may apply to amounts you withdraw under your Contract, depending on the length of time each Purchase Payment has been invested and on the amount you withdraw. No withdrawal charge is imposed on:

• amounts annuitized after the first Contract Year,

• death benefit proceeds, except as provided under the Amount of the Death Benefit: Death of a Contract Owner section for certain non-natural Owners,

• withdrawals by Contract Owners to meet the minimum distribution rules for Qualified Contracts as they apply to amounts held under the Contract, or

• withdrawals after the first Contract Anniversary, if the Owner or Annuitant has been diagnosed with a medically determinable condition that results in a life expectancy of twelve (12) months or less and we are provided with medical evidence satisfactory to us.

See the APPENDIX A: STATE LAW VARIATIONS section in this Prospectus.

CHARGES, FEES AND DEDUCTIONS-Annual Fee is amended.	The second paragraph in the section is amended by adding the following:

Any portion of the Annual Fee we deduct from any of our fixed options (if available under the Contract) will not be greater than the annual interest credited in excess of the option’s minimum guaranteed interest rate.

CHARGES, FEES AND DEDUCTIONS-Guaranteed Protection Advantage 5 (GPA 5) Annual Charge is amended.	The first paragraph in the section is replaced with the following:

If you purchase the optional Guaranteed Protection Advantage 5 Rider, we will deduct a Guaranteed Protection Charge from your Variable Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The Guaranteed Protection Charge is equal to 0.25% (maximum charge is 0.75%) multiplied by your Adjusted Contract Value on the date the Charge is deducted. If the Effective Date of the Rider is before March 1, 2004, the Guaranteed Protection Charge is equal to 0.10%.

RETIREMENT BENEFITS AND OTHER PAYOUTS-Death Benefits is amended.	The third and fourth paragraphs of The Amount of the Death Benefit: Death of Annuitant subsection are replaced with the following:

If there is no surviving Joint or Contingent Annuitant, the death benefit proceeds will be payable to the first living person in the following order:

• Owner,

• Joint Owner,

• Contingent Owner,

• Beneficiary, or

• Contingent Beneficiary.

If none are living the proceeds will be payable to the Owner’s Estate.
If the Owner who is not an Annuitant and the Owner and Annuitant die simultaneously, the death benefit proceeds will be calculated under the Death of Annuitant provisions and proceeds will be paid to the first living person in the following order:

• Joint Owner,

• Contingent Owner,

• Beneficiary, or

• Contingent Beneficiary.

If none are living the proceeds will be payable to the Owner’s Estate.

OTHER OPTIONAL RIDERS- Guaranteed Protection Advantage 5 (GPA 5) Rider is amended.	The section is replaced with the following:

Guaranteed Protection Advantage 5 (GPA 5) Rider
If you purchase the Guaranteed Protection Advantage 5 Rider within 60 days after the Contract Date or within 30 days after a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary. The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the “Term”) beginning on the Effective Date of the Rider.
On the last day of the Term, we will add an additional amount to your Contract if, on that day, the Adjusted Contract Value (the Contract Value less any Guaranteed Income Option Value) is less than a specified amount (the “Guaranteed Protection Amount”). The additional amount will be equal to the difference between the Adjusted Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract will be considered earnings and allocated to your Investment Options according to the allocations used in your most recent asset allocation program.

The Guaranteed Protection Amount is equal to (a) plus (b) minus (c) as indicated below:

(a) is the Adjusted Contract Value at the start of the Term,

(b) is the amount of each subsequent Purchase Payment received during the first year of the Term and allocated to the Variable Investment Options, Fixed Option and/or the DCA Plus Fixed Option, and

(c) is a pro rata adjustment for withdrawals made from the Variable Investment Options, Fixed Option and/or the DCA Plus Fixed Option during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and or/other taxes, to the Adjusted Contract Value immediately prior to the withdrawal.

For purposes of determining the Adjusted Contract Value at the start of the Term, if the Effective Date of the Rider is the Contract Date, the Adjusted Contract Value is equal to the portion of the initial Purchase Payment allocated to the Variable Investment Options, Fixed Option and/or the DCA Plus Fixed Option. If the Effective Date of the Rider is a Contract Anniversary, the Adjusted Contract Value is equal to the Adjusted Contract Value on that Contract Anniversary.

If, on the last day of the Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Guaranteed Protection Advantage 5 Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Adjusted Contract Value on the last day of the Term is greater than or equal to the Guaranteed Protection Amount.

If the Owner dies during the Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of the Rider will continue until the end of the Term.

The Rider will automatically terminate at the end of the Term, or, if earlier on:

• the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for the Rider,

• the Contract Anniversary immediately following the date we receive notification from the Owner to terminate the Rider,

• the date a full withdrawal of the amount available for withdrawal is made under the Contract,

• the date of the first death of an Owner or the date of death of the last surviving Annuitant,

• the date the Contract is terminated according to the provisions of the Contract, or

• the Annuity Date.

If your request to terminate the Rider is received at our Service Center within thirty (30) days after a Contract Anniversary, the Rider will terminate on the Contract Anniversary.

Optional Step-Up in the Guaranteed Protection Amount

On any Contract Anniversary beginning with the fifth (5th) anniversary of the Effective Date of the Rider and before the Annuity Date, you may elect to increase (“Step-Up”) your Guaranteed Protection Amount.

If you elect the optional Step-Up, the following conditions will apply:

• your election of a Step-Up must be received, in a form satisfactory to us, at our Service Center within 30 days after the Contract Anniversary on which the Step-Up is effective,

• the Guaranteed Protection Amount will be equal to your Adjusted Contract Value as of the Effective Date of the Step-Up (“Step-Up Date”),

• a new 10-year Term will begin as of the Step-Up Date, and

• you may not elect another Step-Up until on or after the 5th anniversary of the latest Step-Up Date.

The Guaranteed Protection Charge may change if you elect a Step-Up, but it will never be more than the Guaranteed Protection Charge being charged under the then current terms and conditions of the Rider. If you do not elect any Step-Up of the Guaranteed Protection Amount during the lifetime of the Rider, your Guaranteed Protection Charge will remain the same as it was on the Effective Date of the Rider.

OTHER OPTIONAL RIDERS- Guaranteed Protection Advantage (GPA) Rider is amended.	The section is amended by adding the following:

The Guaranteed Protection Advantage Rider will remain in effect until the earlier of:

• the end of a Term,

• the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for this Rider,

• the Contract Anniversary immediately following the date we receive notification from the Owner to terminate this Rider,

• the date a full withdrawal of the amount available for withdrawal is made under the Contract,

• the date of first death of an Owner or the date of death of the last surviving Annuitant,

• the date the Contract is terminated in accordance with the provisions of the Contract, or

• the Annuity Date.

The Guaranteed Protection Advantage Rider is only available if the Effective Date of the Rider is before April 1, 2003. The Guaranteed Protection Advantage Rider may also be called the GPA Rider in some materials you may receive from us.

OTHER OPTIONAL RIDERS- Guaranteed Income Advantage 5 (GIA 5) Rider is amended.	The first sentence in the section is replaced with the following:

If you purchase the optional GIA 5 Rider (subject to state availability), you may choose any of the Annuity Options described, or you may choose the Guaranteed Income Advantage 5 Annuity Option provided the Rider has been in effect for at least ten (10) years from the later of its Effective Date or the most recent Step-Up date.

OTHER OPTIONAL RIDERS- Guaranteed Income Advantage (GIA) Rider is amended.	The third paragraph in the section is replaced with the following:

The annuity payments that may be elected under the Guaranteed Income Advantage Option are:

• Life Only,

• Life with 10 Years or More Period Certain,

• Joint and Survivor Life, or

• 15 Years or More Period Certain

The next to last paragraph of the section is replaced with the following:

If you buy the GIA Rider within 60 days after the Contract Date or within 30 days after a Contract Anniversary, we will make the effective date of the GIA Rider coincide with that Contract Date or Contract Anniversary.

OTHER OPTIONAL RIDERS-Income Access Rider is amended.	The last sentence in the first paragraph following Example #1 is deleted.

The fifth, sixth, and seventh paragraphs following Example #4 are replaced with the following:

You cannot request a termination of the Rider, but the Rider will automatically end on the earliest of:

• the Contract Anniversary immediately following the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for this Rider,

• the Contract Anniversary immediately following the day the Remaining Protected Balance is reduced to zero,

• the day of the first death of an Owner or the date of death of the sole surviving Annuitant, except as otherwise provided in the paragraph below,

• the day the Contract is terminated in accordance with the provisions of the Contract, except as provided in the paragraph below, or

• the Annuity Date.

The Rider and the Contract will not terminate on the first death of an Owner or death of the sole surviving Annuitant, or the day the Contract is terminated in accordance with the provision of the Contract if, at the time of those events, the Contract Value is zero and we are making pre-authorized withdrawals of the Remaining Protected Balance under the provisions of the Rider. If we are making pre-authorized withdrawals, the Contract will terminate on the Contract Anniversary immediately following the day the Remaining Protected Balance is zero.

The information in the last row of the “Contract Years” column in Example #5 is replaced with the following:

Beginning of Year 7
(Balances immediately after the Step-Up)

FEDERAL TAX STATUS-Impact of Federal Income Taxes is amended.	The section is replaced with the following:

Impact of Federal Income Taxes
In general, in the case of Non-Qualified Contracts, if you are an individual and expect to accumulate your Contract Value over a relatively long period of time without making significant withdrawals, there may be federal income tax advantages in purchasing such a Contract. This is because any increase in Contract Value is not subject to current taxation. Income taxes are deferred until the money is withdrawn, at which point taxation occurs only on the gain from the investment in the Contract. With income taxes deferred, you may accumulate more money over the long term through a variable annuity than you may through non-tax-deferred investments. The advantage may be greater if you decide to liquidate your Contract Value in the form of monthly annuity payments after your retirement, or if your tax rate is lower at that time than during the period that you held the Contract, or both.

When withdrawals or distributions are taken from the variable annuity, the gain is taxed as ordinary income. This may be a potential disadvantage because money that had been invested in other types of assets may qualify for a more favorable federal tax rate. For example, the tax rate applicable both to the sale of capital gain assets held more than one year and to the receipt of qualifying dividends by individuals is generally 15% (5% for lower-income individuals). In contrast, an ordinary income tax rate of up to 35% applies to taxable withdrawals on distributions from a variable annuity. Also, withdrawals or distributions taken from a variable annuity may be subject to a penalty tax equal to 10% of the taxable portion, although exceptions to the penalty tax may apply (see WITHDRAWALS — Tax Consequences of Withdrawals section in this Prospectus).

An owner of a variable annuity cannot deduct or offset losses on transfers to or from Subaccounts, or at the time of any partial withdrawals. If you surrender your Contract and your Net Contract Value is less than the aggregate of your Investments in the Contract (reduced by any previous non-taxable distributions), there may be a deductible ordinary income loss, although the deduction may be limited. Consult with your tax adviser regarding the impact of federal income taxes on your specific situation.

ADDITIONAL INFORMATION- Electronic Delivery Authorization is amended.	The section is replaced with the following:

Electronic Delivery Authorization
Subject to availability, you may authorize us to provide Prospectuses, statements, and other information (“documents”) electronically by so indicating on the application, via telephone, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. You must provide us with a current and active e-mail address and have internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet Website. You may access and print all documents provided through this service. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You are responsible for any e-mail filters that may prevent you from receiving e-mail notifications and for notifying Pacific Life promptly in the event that your e-mail address changes. You may revoke your consent for electronic delivery at any time, provided that we are properly notified, and we will then start providing you with a paper copy of all required documents. We will provide you with paper copies at any time upon request. Such a request will not constitute revocation of your consent to receive required documents electronically.

THE GENERAL ACCOUNT is amended.	The first paragraph in the section is replaced with the following:

The Fixed Option is not available for new Contracts issued on or after July 1, 2003. All references to the Fixed Option in this Prospectus and in the Statement of Additional Information do not apply to such Contracts. Ask your registered representative about the current status in your state.

THE GENERAL ACCOUNT-General Information is amended.	The third paragraph in the section is replaced with the following:

You may choose among the following fixed options: the DCA Plus Fixed Option when you use the DCA Plus program, Guaranteed Interest Options with three available Guarantee Terms: three-year, six-year and ten-year and if your Contract was issued before July 1, 2003, the Fixed Option. Each is described below.

THE GENERAL ACCOUNT-Guarantee Terms is amended.	The last sentence in the first paragraph of Guaranteed Interest Options subsection is replaced with the following:

If there is no Guarantee Term that ends before the Annuity Date, we will allocate that portion of your Account Value to the Money Market Account or if your Contract was issued before July 1, 2003, to the Fixed Option, at the corresponding Guaranteed Interest Rate then in effect for new allocations.

THE GENERAL ACCOUNT- Withdrawals and Transfers is amended.	The third paragraph in the GIOs subsection is replaced with the following:

The MVA is not applied to:

• amounts used to pay charges for the Annual Fee, transfer fees, withdrawal fees and/or premium taxes,

• the amount of death benefit proceeds, and

• subject to medical evidence satisfactory to us, full or partial withdrawals, after the first Contract Anniversary if the Annuitant has been diagnosed with a medically determinable condition that results in a life expectancy of twelve (12) months or less.

APPENDIX A: STATE LAW VARIATIONS is amended.	The Right to Cancel (“Free Look”) section in the Appendix is replaced with the following:

Right to Cancel (“Free Look”)
There may be extended Free Look periods in some states for replacement business. Please consult with your registered representative if you have any questions regarding your state’s Free Look period

For residents of the state of Arizona sixty-five (65) years of age or older, the Free Look period is a 30-day period beginning on the day you receive your Contract.

For Contracts issued in the states of Idaho and North Dakota, the Free Look period is a 20-day period beginning on the day you receive your Contract.

For residents of the state of California sixty (60) years of age or older, the Free Look period is a 30-day period beginning on the day you receive your Contract.

If you are a California applicant age 60 or older and your Contract is delivered or issued for delivery on or after July 1, 2004, you must elect, at the time you apply for your Contract, to receive a return of either your Purchase Payments or your Contract Value proceeds if you exercise your Right to Cancel and return your Contract to us.

If you elect to receive the return of Purchase Payments option, the following will apply:

• We will allocate all or any portion of any Purchase Payment we receive to any available fixed option if you instruct us to do so. We will allocate all or any portion of any Purchase Payment designated for any Variable Investment Option to the Money Market Subaccount until the Free Look Transfer Date. The Free Look Transfer Date is 30 days from the Contract Date. On the Free Look Transfer Date, we will automatically transfer your Money Market Subaccount Value according to the instructions on your application, or your most recent instruction, if any. This automatic transfer to the Variable Investment Options according to your initial allocation instruction is excluded from the Transfer limitations. See HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers section in the Prospectus.

• If you specifically instruct us to allocate all or any portion of any additional Purchase Payments we receive to any Variable Investment Option other than the Money Market Subaccount before the Free Look Transfer Date, you will automatically change your election to the return of your Contract Value proceeds option. This will automatically cancel your election of the “return of Purchase Payments” option for the entire Contract.

• If you request a transfer of all or any portion of your Contract Value from the Money Market Subaccount to any other Variable Investment
  Option before the Free Look Transfer Date, you will automatically change your election to the return of your Contract Value proceeds option. This will automatically cancel your election of the “return of
Purchase Payments” option for the entire Contract.

• If you exercise your Right to Cancel, we will send you your Purchase Payments.

If you elect the return of Contract Value proceeds option, the following will apply:

• We will immediately allocate any Purchase Payments we receive to the
  Investment Options you select on your application or your most recent instructions, if any.

• If you exercise your Right to Cancel, we will send you your Contract
  Value proceeds described in the Right to Cancel (“Free Look”) section of this prospectus.

• Once you elect this option, it may not be changed.

The following is added to Appendix A:

Your Fixed Option, DCA Plus Fixed Option and GIOs
For Contracts issued in one of the following states:

Oregon
Pennsylvania

The Guaranteed Interest Options (“GIOs”) are not available.

Making Your Investments (“Purchase Payments”)
For Contracts issued in one of the following states:

Alabama
Massachusetts
Oregon

You may make additional Investments after your initial Investment only during the first Contract Year.

Withdrawal Charge
For Contracts issued in the state of New Jersey, we cannot waive any withdrawal charge on withdrawals to meet required minimum distributions for Qualified Contracts as they apply to amounts held under the Contract.

For Contracts issued in one of the following states:

Massachusetts
New Jersey
Texas

We cannot waive any withdrawal charge on full or partial withdrawals if the Owner or Annuitant has been diagnosed with a medically determinable condition that results in a life expectancy of twelve (12) months or less.

Annual Fee
For Contracts issued in the state of Washington, the Annual Fee is $30.00.

PART II

Part C: OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2003 which are incorporated by reference from the 2003 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets Notes to Financial Statements

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2003 and 2002, and for the three year period ended December 31, 2003, included in Part B include the following for Pacific Life:

Independent Auditors’ Report
     Consolidated Statements of Financial Condition
     Consolidated Statements of Operations
     Consolidated Statements of Stockholder’s Equity
     Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements

(b)	Exhibits

1.	(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A.[1]

	(b)	Memorandum Establishing Two New Variable Accounts — Aggressive Equity and Emerging Markets Portfolios.[1]

	(c)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[3]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Mutual Life and Pacific Select Distributors, Inc. (“PSD”)[1]

	(b)	Form of Selling Agreement between Pacific Mutual Life, PSD and Various Broker Dealers [1]

4.	(a)	(1) Form of Individual Flexible Premium Variable Accumulation Annuity Contract[2]

(2) Form of Individual Flexible Premium Variable Accumulation Annuity Contract (Form No. 10-1101)[17]

	(b)	Qualified Plan Loan Endorsement[1]

	(c)	Qualified Pension Plan Rider[1]

	(d)	403(b) Tax-Sheltered Annuity Rider[12]

	(e)	Section 457 Plan Rider[1]

	(f)	Endorsement for 403(b) Texas Optional Retirement Program (ORP)[1]

	(g)	Individual Retirement Annuity Rider (Form No. 20-18900)[14]

	(h)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)[14]

	(i)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[14]

	(j)	Qualified Retirement Plan Rider[12]

	(k)	Guaranteed Minimum Death Benefit Endorsement (Form E-GMDB 398)[3]

	(l)	(1) Enhanced Guaranteed Minimum Death Benefit Rider (Form R-EGMDB398)[3]

(2) Enhanced Guaranteed Minimum Death Benefit Rider (Form 20-18200)[14]

	(m)	Guaranteed Income Advantage (GIA) Rider (Form No. 23-113499)[5]

	(n)	Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900)[9]

	(o)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[11]

	(p)	Guaranteed Protection Advantage (GPA) Rider (Form No. 20-17700)[13]

	(q)	Form of Guaranteed Protection Advantage 5 Rider (Form No. 20-19600)[19]

	(r)	(1) Income Access Rider/(Form No. 20-19808)[15]

(2) Form of Income Access Rider (Form No. 20-1104)[19]

	(s)	Form of DCA Plus Fixed Option Rider (Form No. 20-1103)[18]

	(t)	Form of Guaranteed Income Advantage 5 Rider (Form No. 20-1602)[19]

5.	(a)	(1) Variable Annuity Application. (Form No. 25-12410)[8]

(2) Form of Variable Annuity Application (Form No. 25-1101)[17]

	(b)	Variable Annuity PAC APP[1]

	(c)	Application/ Confirmation Form[6]

	(d)	Form of Guaranteed Earnings Enhancement (EEG) Rider Request Application[9]

	(e)	Guaranteed Protection Advantage (GPA) Rider Request Form (Form No. 2066-2A)[13]

	(f)	Form of Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A)[15]

	(g)	Form of Income Access Rider Request Form (Form No. 2315-A)[15]

6.	(a)	Pacific Life's Articles of Incorporation[3]

	(b)	By-laws of Pacific Life[3]

7.	Not applicable

8.	Fund Participation Agreement[10]

	(a)	Fund Participation Agreement[10]

	(b)	Addendum to Fund Participation Agreement (adding the Strategic Value and Focused 30 Portfolios)[10]

	(c)	Addendum to Fund Participation Agreement (adding nine new Portfolios)[10]

	(d)	Addendum to Fund Participation Agreement (adding the Equity Income and Research Portfolios)[12]

9.	Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered.[1]

10.	Independent Auditors’ Consent[20]

11.	Not applicable

12.	Not applicable

13.	Not applicable

14.	Not applicable

15.	Powers of Attorney[12]

16.	Not applicable

[1]	Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0000898430-96-001377 filed on April 19, 1996 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-97-000794 filed on April 30, 1997 and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998 and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-99-000659 filed on April 15, 1999 and incorporated by reference.

[5]	Included in Registrant’s Form 497, File No. 33-88460, Accession No. 0001017062-99-001607 filed on September 14, 1999 and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000577 filed on February 29, 2000 and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000955 filed on April 21, 2000 and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000955 filed on December 7, 2000 and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/A, File No. 33-88460, Accession No. 0001017062-01-000459 filed on March 2, 2001, and incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/A, File No. 33-88460, Accession No. 0001017062-01-500083 filed on April 25, 2001 and incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/A, File No. 33-88460, Accession No. 0000898430-01-503116 filed on October 25, 2001, and incorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, File No. 33-88460, Accession No. 0001017062-02-000783 filed on April 30, 2002, and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001017062-02-001397 filed on July 19, 2002 and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001017062-02-002150 filed on December 19, 2002 and incorporated by reference herein.

[15]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001017062-03-000466 filed on March 18, 2003 and incorporated by reference herein.

[16]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001017062-03-000930 filed on April 25, 2003 and incorporated by reference herein.

[17]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001193125-03-015132 filed on June 30, 2003 and incorporated by reference herein.

[18]	Included in Registrant’s Form N-4/A, File No. 033-88460, Accession No. 0001193125-03-099259 filed on December 24, 2003 and incorporated by reference herein.

[19]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001193125-04-031337 filed on February 27, 2004 and incorporated by reference herein.

[20]	Included in Registrant's Form N-4/B, File No. 033-88460, Accession No. 0001193125-04-031337 filed on February 27, 2004 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Positions and Offices
Name and Address	with Pacific Life
Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer
Glenn S. Schafer	Director and President
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Corporate Secretary
Edward R. Byrd	Vice President, Controller and Chief Accounting Officer
Brian D. Klemens	Vice President and Treasurer
Gerald W. Robinson	Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

     The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Other subsidiaries of Pacific LifeCorp are: an 91% ownership of Aviation Capital Group Holding Corp. (a Delaware Corporation); College Savings Bank (a New Jersey Chartered Capital Stock Savings Bank) and its subsidiary College Savings Trust (a Montana Chartered Uninsured Trust Company); M.L. Stern & Co., LLC (a Delaware Limited Liability Company) and its subsidiary Tower Asset Management, LLC (a Delaware Limited Liability Company); Pacific Asset Funding, LLC (a Delaware Limited Liability Company) and its subsidiaries PL Trading Company, LLC (a Delaware Limited Liability Company) and Pacific Life Trade Services, Limited (a Hong Kong Limited Corporation); and Pacific Life & Annuity Services, Inc. (a Colorado Corporation). A Subsidiary of Aviation Capital Group Holding Corp., is Aviation Capital Group Corp. (a Delaware Corporation), which in turn, is the parent of: ACG Acquisition V Corporation (a Delaware Corporation), and ACG Trust II Holding LLC, and has a 50% ownership of ACG Acquisition VI LLC (a Nevada Limited Liability Company); and a 33% ownership of ACG Acquisition IX LLC. ACG Trust II Holding LLC owns Aviation Capital Group Trust II (a Delaware statutory trust), which in turn owns ACG Acquisition XXV LLC, ACG Acquisition XXVI LLC, and ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXV LLC are ACG Acquisition 37-38 LLCS and ACG Acquisition Ireland II, Limited (an Irish Corporation); ACG Acquisition XXVI LLC; and ACG Acquisition XXVII LLC. Subsidiaries of ACG Acquisition VI LLC are: a 34% ownership of ACG Acquisition VIII LLC; a 20% ownership of ACG Acquisition XIV LLC; and a 20% ownership of ACG Acquisition XIX LLC, which in turn owns ACG Acquisition XIX Holding LLC, which owns Aviation Capital Group Trust (a Delaware statutory trust). Subsidiaries of Aviation Capital Group Trust are: ACG Acquisition XV LLC; ACG Acquisition XX LLC and its subsidiary ACG Acquisition Ireland, Limited (an Irish Corporation); and ACG Acquisition XXI, LLC. ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXIX LLC are: ACG Acquisition XXX LLC; ACG Acquisition 35 LLC; ACG Acquisition 32-34, 36 and 39 LLCs; and ACGFS LLC. Pacific Life is the parent company of: Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company); Pacific Select Distributors, Inc.; Pacific Asset Management LLC (a Delaware Limited Liability Company); Confederation Life Insurance and Annuity Company (a Georgia Company); a 9% ownership of Scottish Re Group Limited [(a Cayman Islands Holding Company) abbreviated structure]; a 95% ownership of Grayhawk Golf Holdings, LLC (a Delaware Limited Liability Company), and its subsidiary Grayhawk Golf L.L.C. (an Arizona Limited Liability Company); a 67% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company) and its subsidiary Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership); Las Vegas Golf I, LLC (a Delaware Limited Liability Company); Las Vegas Golf II, LLC (a Delaware Limited Liability Company); and North Carolina Property, LLC (a Delaware Limited Liability Company). Subsidiaries of Pacific Asset Management LLC are: a 21% ownership of Carson-Pacific LLC (a Delaware Limited Liability Company); PMRealty Advisors Inc.; a non-managing membership interest in Allianz-PacLife Partners LLC (a Delaware Limited Liability Company); and Pacific Financial Products Inc. (a Delaware Corporation). Allianz-PacLife Partners LLC and Pacific Financial Products, Inc., own the Class E units of Allianz Dresdner Asset Management of America L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc., include: Ass ociated Financial Group, Inc., Mutual Service Corporation (a Michigan Corporation), United Planners’ Group, Inc. (an Arizona Corporation), and a 62% ownership of Waterstone Financial Group, Inc. (an Illinois Corporation). Subsidiaries of Associated Financial Group, Inc., are Associated Planners Investment Advisory, Inc., Associated Securities Corp., West Coast Realty Management, Inc., Associated Planners Securities Corporation of Nevada, Inc. (a Nevada Corporation), and West Coast Realty Advisors, Inc. Subsidiaries of Mutual Service Corporation are Advisors’ Mutual Service Center, Inc. (a Michigan Corporation) and Contemporary Financial Solutions, Inc. (a Delaware Corporation). United Planners’ Group, Inc. is the general partner and holds an approximate 45% general partnership interest in United Planners’ Financial Services of America (an Arizona Limited Partnership). Subsidiaries of United Planners’ Financial Services of America are UPFSA Insurance Agency of Arizona, Inc. (an Arizona Corporation), UPFSA Insurance Agency of California, Inc., United Planners Insurance Agency of Massachusetts, Inc. (a Massachusetts Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27. Number of Contractholders

Approximately	19,192	Qualified
	24,988	Non Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company,

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 23rd day of July, 2004.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:

Thomas C. Sutton*
Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:

Thomas C. Sutton*
Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	July 23, 2004

Glenn S. Schafer*	Director and President	July 23, 2004

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	July 23, 2004

David R. Carmichael*	Director, Senior Vice President and General Counsel	July 23, 2004

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	July 23, 2004

Edward R. Byrd*	Vice President, Controller and Chief Accounting Officer	July 23, 2004

Brian D. Klemens*	Vice President and Treasurer	July 23, 2004

Gerald W. Robinson*	Executive Vice President	July 23, 2004

*By:	/s/ DAVID R. CARMICHAEL	July 23, 2004

David R. Carmichael as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 14 to the Registration Statement filed on April 30, 2002, on Form N-4/B for Separate Account A, File No. 33-88460, Accession No. 0001017062-02-000783, as Exhibit 15.)